Property, Plant and Equipment - Impairment Loss and Recovery (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoverable amount	$ 7,695.9
Impairment reversal	1,469.6
Impairment reversal, net of tax	1,103.7
Canada
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoverable amount		$ 4,224.9
Impairment reversal		985.0
Impairment reversal, net of tax		740.5
Alberta Montney Acquisition | Canada
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoverable amount	$ 3,413.8	$ 2,868.3
Discount rate	15.00%	15.00%
Impairment reversal	$ 806.0	$ 564.5
Impairment reversal, net of tax	605.3	424.4
Southwest Saskatchewan | Canada
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoverable amount	$ 1,715.0	$ 1,356.6
Discount rate	15.00%	15.00%
Impairment reversal	$ 419.4	$ 420.5
Impairment reversal, net of tax	315.0	$ 316.1
Alberta | Canada
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoverable amount	$ 2,567.1
Discount rate	15.00%
Impairment reversal	$ 244.2
Impairment reversal, net of tax	$ 183.4